INVESTMENTS - Credit Quality (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Financing Receivable, before Allowance for Credit Loss [Abstract]
Total		$ 16,610	$ 14,095
Total		16,594	14,079
Non-accruing Loans		16	16
Non-accruing Loans with No Allowance		0	0
Interest Income on Non-accruing Loans	$ 0	0
Past Due
Financing Receivable, before Allowance for Credit Loss [Abstract]
Total		77	27
30-59 Days
Financing Receivable, before Allowance for Credit Loss [Abstract]
Total		59	1
60-89 Days
Financing Receivable, before Allowance for Credit Loss [Abstract]
Total		5	1
90 Days Or Greater
Financing Receivable, before Allowance for Credit Loss [Abstract]
Total		13	25
Current
Financing Receivable, before Allowance for Credit Loss [Abstract]
Total		16,517	14,052
Commercial Mortgage Loans
Financing Receivable, before Allowance for Credit Loss [Abstract]
Current fiscal year		3,272	2,134
Fiscal year before current fiscal year		2,114	1,522
Two years before current fiscal year		1,369	751
Three years before current fiscal year		642	1,253
Four years before current fiscal year		1,201	1,065
Prior		5,060	4,587
Revolving Loans Amortized Cost Basis		328	139
Revolving Loans Converted to Term Loans Amortized Cost Basis		34	0
Total		14,020	11,451
Total		14,020	11,451
Non-accruing Loans		0	0
Non-accruing Loans with No Allowance		0	0
Interest Income on Non-accruing Loans	0	0
Commercial Mortgage Loans | Past Due
Financing Receivable, before Allowance for Credit Loss [Abstract]
Total		56	0
Commercial Mortgage Loans | 30-59 Days
Financing Receivable, before Allowance for Credit Loss [Abstract]
Total		56	0
Commercial Mortgage Loans | 60-89 Days
Financing Receivable, before Allowance for Credit Loss [Abstract]
Total		0	0
Commercial Mortgage Loans | 90 Days Or Greater
Financing Receivable, before Allowance for Credit Loss [Abstract]
Total		0	0
Commercial Mortgage Loans | Current
Financing Receivable, before Allowance for Credit Loss [Abstract]
Total		13,964	11,451
Commercial Mortgage Loans | Greater than 2.0x
Financing Receivable, before Allowance for Credit Loss [Abstract]
Current fiscal year		771	1,143
Fiscal year before current fiscal year		1,159	1,243
Two years before current fiscal year		1,113	210
Three years before current fiscal year		102	772
Four years before current fiscal year		571	485
Prior		1,923	2,235
Revolving Loans Amortized Cost Basis		0	0
Revolving Loans Converted to Term Loans Amortized Cost Basis		0	0
Total		5,639	6,088
Commercial Mortgage Loans | 1.8x to 2.0x
Financing Receivable, before Allowance for Credit Loss [Abstract]
Current fiscal year		158	185
Fiscal year before current fiscal year		215	135
Two years before current fiscal year		164	182
Three years before current fiscal year		197	46
Four years before current fiscal year		186	161
Prior		482	372
Revolving Loans Amortized Cost Basis		279	68
Revolving Loans Converted to Term Loans Amortized Cost Basis		0	0
Total		1,681	1,149
Commercial Mortgage Loans | 1.5x to 1.8x
Financing Receivable, before Allowance for Credit Loss [Abstract]
Current fiscal year		337	275
Fiscal year before current fiscal year		390	49
Two years before current fiscal year		32	284
Three years before current fiscal year		153	211
Four years before current fiscal year		176	166
Prior		1,175	919
Revolving Loans Amortized Cost Basis		4	48
Revolving Loans Converted to Term Loans Amortized Cost Basis		0	0
Total		2,267	1,952
Commercial Mortgage Loans | 1.2x to 1.5x
Financing Receivable, before Allowance for Credit Loss [Abstract]
Current fiscal year		1,041	264
Fiscal year before current fiscal year		259	95
Two years before current fiscal year		0	75
Three years before current fiscal year		92	101
Four years before current fiscal year		73	253
Prior		917	701
Revolving Loans Amortized Cost Basis		0	0
Revolving Loans Converted to Term Loans Amortized Cost Basis		0	0
Total		2,382	1,489
Commercial Mortgage Loans | 1.0x to 1.2x
Financing Receivable, before Allowance for Credit Loss [Abstract]
Current fiscal year		507	267
Fiscal year before current fiscal year		43	0
Two years before current fiscal year		60	0
Three years before current fiscal year		98	88
Four years before current fiscal year		160	0
Prior		492	287
Revolving Loans Amortized Cost Basis		45	23
Revolving Loans Converted to Term Loans Amortized Cost Basis		34	0
Total		1,439	665
Commercial Mortgage Loans | Less than 1.0x
Financing Receivable, before Allowance for Credit Loss [Abstract]
Current fiscal year		458	0
Fiscal year before current fiscal year		48	0
Two years before current fiscal year		0	0
Three years before current fiscal year		0	35
Four years before current fiscal year		35	0
Prior		71	73
Revolving Loans Amortized Cost Basis		0	0
Revolving Loans Converted to Term Loans Amortized Cost Basis		0	0
Total		612	108
Commercial Mortgage Loans | 0% - 50%
Financing Receivable, before Allowance for Credit Loss [Abstract]
Current fiscal year		624	0
Fiscal year before current fiscal year		130	0
Two years before current fiscal year		0	0
Three years before current fiscal year		0	184
Four years before current fiscal year		119	293
Prior		1,259	1,009
Revolving Loans Amortized Cost Basis		0	0
Revolving Loans Converted to Term Loans Amortized Cost Basis		0	0
Total		2,132	1,486
Commercial Mortgage Loans | 50% - 70%
Financing Receivable, before Allowance for Credit Loss [Abstract]
Current fiscal year		2,285	1,944
Fiscal year before current fiscal year		1,569	1,286
Two years before current fiscal year		906	339
Three years before current fiscal year		313	619
Four years before current fiscal year		623	491
Prior		2,254	2,533
Revolving Loans Amortized Cost Basis		328	139
Revolving Loans Converted to Term Loans Amortized Cost Basis		0	0
Total		8,278	7,351
Commercial Mortgage Loans | 70% - 90%
Financing Receivable, before Allowance for Credit Loss [Abstract]
Current fiscal year		363	190
Fiscal year before current fiscal year		415	236
Two years before current fiscal year		463	412
Three years before current fiscal year		329	415
Four years before current fiscal year		424	276
Prior		1,314	972
Revolving Loans Amortized Cost Basis		0	0
Revolving Loans Converted to Term Loans Amortized Cost Basis		34	0
Total		3,342	2,501
Commercial Mortgage Loans | 90% plus
Financing Receivable, before Allowance for Credit Loss [Abstract]
Current fiscal year		0	0
Fiscal year before current fiscal year		0	0
Two years before current fiscal year		0	0
Three years before current fiscal year		0	35
Four years before current fiscal year		35	5
Prior		233	73
Revolving Loans Amortized Cost Basis		0	0
Revolving Loans Converted to Term Loans Amortized Cost Basis		0	0
Total		268	113
Agricultural Mortgage Loans
Financing Receivable, before Allowance for Credit Loss [Abstract]
Current fiscal year		353	380
Fiscal year before current fiscal year		367	480
Two years before current fiscal year		450	230
Three years before current fiscal year		197	255
Four years before current fiscal year		215	206
Prior		1,008	1,093
Revolving Loans Amortized Cost Basis		0	0
Revolving Loans Converted to Term Loans Amortized Cost Basis		0	0
Total		2,590	2,644
Total		2,574	2,628
Non-accruing Loans		16	16
Non-accruing Loans with No Allowance		0	0
Interest Income on Non-accruing Loans	$ 0	0
Agricultural Mortgage Loans | Past Due
Financing Receivable, before Allowance for Credit Loss [Abstract]
Total		21	27
Agricultural Mortgage Loans | 30-59 Days
Financing Receivable, before Allowance for Credit Loss [Abstract]
Total		3	1
Agricultural Mortgage Loans | 60-89 Days
Financing Receivable, before Allowance for Credit Loss [Abstract]
Total		5	1
Agricultural Mortgage Loans | 90 Days Or Greater
Financing Receivable, before Allowance for Credit Loss [Abstract]
Total		13	25
Agricultural Mortgage Loans | Current
Financing Receivable, before Allowance for Credit Loss [Abstract]
Total		2,553	2,601
Agricultural Mortgage Loans | Greater than 2.0x
Financing Receivable, before Allowance for Credit Loss [Abstract]
Current fiscal year		51	49
Fiscal year before current fiscal year		40	64
Two years before current fiscal year		62	25
Three years before current fiscal year		21	22
Four years before current fiscal year		12	24
Prior		193	210
Revolving Loans Amortized Cost Basis		0	0
Revolving Loans Converted to Term Loans Amortized Cost Basis		0	0
Total		379	394
Agricultural Mortgage Loans | 1.8x to 2.0x
Financing Receivable, before Allowance for Credit Loss [Abstract]
Current fiscal year		16	52
Fiscal year before current fiscal year		58	37
Two years before current fiscal year		35	25
Three years before current fiscal year		24	14
Four years before current fiscal year		14	14
Prior		51	70
Revolving Loans Amortized Cost Basis		0	0
Revolving Loans Converted to Term Loans Amortized Cost Basis		0	0
Total		198	212
Agricultural Mortgage Loans | 1.5x to 1.8x
Financing Receivable, before Allowance for Credit Loss [Abstract]
Current fiscal year		69	43
Fiscal year before current fiscal year		42	113
Two years before current fiscal year		111	28
Three years before current fiscal year		18	22
Four years before current fiscal year		19	41
Prior		196	193
Revolving Loans Amortized Cost Basis		0	0
Revolving Loans Converted to Term Loans Amortized Cost Basis		0	0
Total		455	440
Agricultural Mortgage Loans | 1.2x to 1.5x
Financing Receivable, before Allowance for Credit Loss [Abstract]
Current fiscal year		107	161
Fiscal year before current fiscal year		147	179
Two years before current fiscal year		177	112
Three years before current fiscal year		98	116
Four years before current fiscal year		99	72
Prior		298	355
Revolving Loans Amortized Cost Basis		0	0
Revolving Loans Converted to Term Loans Amortized Cost Basis		0	0
Total		926	995
Agricultural Mortgage Loans | 1.0x to 1.2x
Financing Receivable, before Allowance for Credit Loss [Abstract]
Current fiscal year		91	75
Fiscal year before current fiscal year		80	83
Two years before current fiscal year		61	31
Three years before current fiscal year		30	77
Four years before current fiscal year		60	54
Prior		257	226
Revolving Loans Amortized Cost Basis		0	0
Revolving Loans Converted to Term Loans Amortized Cost Basis		0	0
Total		579	546
Agricultural Mortgage Loans | Less than 1.0x
Financing Receivable, before Allowance for Credit Loss [Abstract]
Current fiscal year		19	0
Fiscal year before current fiscal year		0	4
Two years before current fiscal year		4	9
Three years before current fiscal year		6	4
Four years before current fiscal year		11	1
Prior		13	39
Revolving Loans Amortized Cost Basis		0	0
Revolving Loans Converted to Term Loans Amortized Cost Basis		0	0
Total		53	57
Agricultural Mortgage Loans | 0% - 50%
Financing Receivable, before Allowance for Credit Loss [Abstract]
Current fiscal year		163	180
Fiscal year before current fiscal year		182	212
Two years before current fiscal year		228	128
Three years before current fiscal year		129	129
Four years before current fiscal year		132	119
Prior		725	738
Revolving Loans Amortized Cost Basis		0	0
Revolving Loans Converted to Term Loans Amortized Cost Basis		0	0
Total		1,559	1,506
Agricultural Mortgage Loans | 50% - 70%
Financing Receivable, before Allowance for Credit Loss [Abstract]
Current fiscal year		190	200
Fiscal year before current fiscal year		185	268
Two years before current fiscal year		222	102
Three years before current fiscal year		68	126
Four years before current fiscal year		83	87
Prior		267	338
Revolving Loans Amortized Cost Basis		0	0
Revolving Loans Converted to Term Loans Amortized Cost Basis		0	0
Total		1,015	1,121
Agricultural Mortgage Loans | 70% - 90%
Financing Receivable, before Allowance for Credit Loss [Abstract]
Current fiscal year		0	0
Fiscal year before current fiscal year		0	0
Two years before current fiscal year		0	0
Three years before current fiscal year		0	0
Four years before current fiscal year		0	0
Prior		16	17
Revolving Loans Amortized Cost Basis		0	0
Revolving Loans Converted to Term Loans Amortized Cost Basis		0	0
Total		16	17
Agricultural Mortgage Loans | 90% plus
Financing Receivable, before Allowance for Credit Loss [Abstract]
Current fiscal year		0	0
Fiscal year before current fiscal year		0	0
Two years before current fiscal year		0	0
Three years before current fiscal year		0	0
Four years before current fiscal year		0	0
Prior		0	0
Revolving Loans Amortized Cost Basis		0	0
Revolving Loans Converted to Term Loans Amortized Cost Basis		0	0
Total		0	0
Mortgages Loan
Financing Receivable, before Allowance for Credit Loss [Abstract]
Current fiscal year		3,625	2,514
Fiscal year before current fiscal year		2,481	2,002
Two years before current fiscal year		1,819	981
Three years before current fiscal year		839	1,508
Four years before current fiscal year		1,416	1,271
Prior		6,068	5,680
Revolving Loans Amortized Cost Basis		328	139
Revolving Loans Converted to Term Loans Amortized Cost Basis		34	0
Total		16,610	14,095
Mortgages Loan | Greater than 2.0x
Financing Receivable, before Allowance for Credit Loss [Abstract]
Current fiscal year		822	1,192
Fiscal year before current fiscal year		1,199	1,307
Two years before current fiscal year		1,175	235
Three years before current fiscal year		123	794
Four years before current fiscal year		583	509
Prior		2,116	2,445
Revolving Loans Amortized Cost Basis		0	0
Revolving Loans Converted to Term Loans Amortized Cost Basis		0	0
Total		6,018	6,482
Mortgages Loan | 1.8x to 2.0x
Financing Receivable, before Allowance for Credit Loss [Abstract]
Current fiscal year		174	237
Fiscal year before current fiscal year		273	172
Two years before current fiscal year		199	207
Three years before current fiscal year		221	60
Four years before current fiscal year		200	175
Prior		533	442
Revolving Loans Amortized Cost Basis		279	68
Revolving Loans Converted to Term Loans Amortized Cost Basis		0	0
Total		1,879	1,361
Mortgages Loan | 1.5x to 1.8x
Financing Receivable, before Allowance for Credit Loss [Abstract]
Current fiscal year		406	318
Fiscal year before current fiscal year		432	162
Two years before current fiscal year		143	312
Three years before current fiscal year		171	233
Four years before current fiscal year		195	207
Prior		1,371	1,112
Revolving Loans Amortized Cost Basis		4	48
Revolving Loans Converted to Term Loans Amortized Cost Basis		0	0
Total		2,722	2,392
Mortgages Loan | 1.2x to 1.5x
Financing Receivable, before Allowance for Credit Loss [Abstract]
Current fiscal year		1,148	425
Fiscal year before current fiscal year		406	274
Two years before current fiscal year		177	187
Three years before current fiscal year		190	217
Four years before current fiscal year		172	325
Prior		1,215	1,056
Revolving Loans Amortized Cost Basis		0	0
Revolving Loans Converted to Term Loans Amortized Cost Basis		0	0
Total		3,308	2,484
Mortgages Loan | 1.0x to 1.2x
Financing Receivable, before Allowance for Credit Loss [Abstract]
Current fiscal year		598	342
Fiscal year before current fiscal year		123	83
Two years before current fiscal year		121	31
Three years before current fiscal year		128	165
Four years before current fiscal year		220	54
Prior		749	513
Revolving Loans Amortized Cost Basis		45	23
Revolving Loans Converted to Term Loans Amortized Cost Basis		34	0
Total		2,018	1,211
Mortgages Loan | Less than 1.0x
Financing Receivable, before Allowance for Credit Loss [Abstract]
Current fiscal year		477	0
Fiscal year before current fiscal year		48	4
Two years before current fiscal year		4	9
Three years before current fiscal year		6	39
Four years before current fiscal year		46	1
Prior		84	112
Revolving Loans Amortized Cost Basis		0	0
Revolving Loans Converted to Term Loans Amortized Cost Basis		0	0
Total		665	165
Mortgages Loan | 0% - 50%
Financing Receivable, before Allowance for Credit Loss [Abstract]
Current fiscal year		787	180
Fiscal year before current fiscal year		312	212
Two years before current fiscal year		228	128
Three years before current fiscal year		129	313
Four years before current fiscal year		251	412
Prior		1,984	1,747
Revolving Loans Amortized Cost Basis		0	0
Revolving Loans Converted to Term Loans Amortized Cost Basis		0	0
Total		3,691	2,992
Mortgages Loan | 50% - 70%
Financing Receivable, before Allowance for Credit Loss [Abstract]
Current fiscal year		2,475	2,144
Fiscal year before current fiscal year		1,754	1,554
Two years before current fiscal year		1,128	441
Three years before current fiscal year		381	745
Four years before current fiscal year		706	578
Prior		2,521	2,871
Revolving Loans Amortized Cost Basis		328	139
Revolving Loans Converted to Term Loans Amortized Cost Basis		0	0
Total		9,293	8,472
Mortgages Loan | 70% - 90%
Financing Receivable, before Allowance for Credit Loss [Abstract]
Current fiscal year		363	190
Fiscal year before current fiscal year		415	236
Two years before current fiscal year		463	412
Three years before current fiscal year		329	415
Four years before current fiscal year		424	276
Prior		1,330	989
Revolving Loans Amortized Cost Basis		0	0
Revolving Loans Converted to Term Loans Amortized Cost Basis		34	0
Total		3,358	2,518
Mortgages Loan | 90% plus
Financing Receivable, before Allowance for Credit Loss [Abstract]
Current fiscal year		0	0
Fiscal year before current fiscal year		0	0
Two years before current fiscal year		0	0
Three years before current fiscal year		0	35
Four years before current fiscal year		35	5
Prior		233	73
Revolving Loans Amortized Cost Basis		0	0
Revolving Loans Converted to Term Loans Amortized Cost Basis		0	0
Total		$ 268	$ 113